CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues, net:
Total revenues	$ 4,940	$ 4,391
Cost of revenues:
Total cost of revenues	5,144	4,503
Gross loss	(204)	(112)
Operating expenses:
Research and development	3,049	3,380
Selling, general and administrative	10,004	10,220
Total operating expenses	13,053	13,600
Operating loss	(13,257)	(13,712)
Other income and (expense):
Derivative loss	(7,040)	(4,291)
Interest expense	(5,393)	(3,067)
Change in fair values of senior secured note and warrant liabilities	1,017
Financing charges	(2,294)
Other expense, net	(13,710)	(7,358)
Loss before income taxes	(26,967)	(21,070)
Provision (benefit) for income taxes	35	(15)
Net loss	(27,002)	(21,055)
Undeclared Series A-1 preferred dividends		(2,682)
Net loss attributable to common stockholders	$ (27,002)	$ (23,737)
Earnings Per Share, Basic	$ (0.75)	$ (2.99)
Earnings Per Share, Diluted	$ (0.75)	$ (2.99)
Weighted Average Number of Shares Outstanding, Basic	36,233,084	7,943,585
Weighted average common shares outstanding diluted	36,233,084	7,943,585
Comprehensive Loss:
Net loss	$ (27,002)	$ (21,055)
Foreign currency translation adjustments, net of tax	(50)	(15)
Comprehensive loss	(27,052)	(21,070)
Product [Member]
Revenues, net:
Total revenues	4,746	4,254
Cost of revenues:
Total cost of revenues	3,432	2,494
Rentals [Member]
Revenues, net:
Total revenues	194	137
Cost of revenues:
Total cost of revenues	$ 1,712	$ 2,009